Guarantor Financial Statements Condensed Consolidating Statement of Income (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Condensed Income Statement [Table Text Block]

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Income
Year Ended December 31, 2011
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$—	$729,175	$1,262,295	$1,971,918	$(824,092)	$3,139,296
Cost of sales	—	615,927	1,100,168	1,806,276	(824,340)	2,698,031
Selling, general and administrative	44,815	22,070	114,899	119,681	—	301,465
Depreciation	—	4,150	28,959	18,424	—	51,533
Amortization	—	—	9,394	—	—	9,394
Equity in losses (earnings) of investees and subsidiaries	63,937	1,145	295	6,314	(65,377)	6,314
Reserve for (recovery of) grower receivables, net	—	—	32,762	205	—	32,967
Restructuring and relocation costs	2,714	913	1,963	262	—	5,852
Operating income (loss)	(111,466)	84,970	(26,145)	20,756	65,625	33,740
Interest income	—	123	317	3,764	—	4,204
Interest expense	(39,702)	(11,209)	(79)	(596)	—	(51,586)
Other income (expense), net	125,804	(137,821)	672	(80)	(297)	(11,722)
Income (loss) from continuing operations before income taxes	(25,364)	(63,937)	(25,235)	23,844	65,328	(25,364)
Income tax (expense) benefit	82,200	(41,041)	(3,317)	(15,443)	59,801	82,200
Net income (loss)	$56,836	$(104,978)	$(28,552)	$8,401	$125,129	$56,836

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Income
Year Ended December 31, 2012
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$—	$707,939	$1,248,854	$1,987,888	$(866,344)	$3,078,337
Cost of sales	521	657,836	1,109,273	1,842,302	(866,892)	2,743,040
Selling, general and administrative	41,335	26,146	97,006	111,408	—	275,895
Depreciation	—	3,998	28,678	21,060	—	53,736
Amortization	—	—	9,394	24	—	9,418
Equity in losses (earnings) of investees and subsidiaries	220,010	215,479	(929)	33,433	(434,560)	33,433
Reserve for (recovery of) grower receivables, net	—	—	(869)	205	—	(664)
Restructuring and relocation costs	11,065	6,391	13,182	4,791	—	35,429
Goodwill and trademark impairment	—	—	180,105	1,779	—	181,884
Operating income (loss)	(272,931)	(201,911)	(186,986)	(27,114)	435,108	(253,834)
Interest income	—	24	198	2,909	—	3,131
Interest expense	(27,167)	(17,813)	(80)	(239)	—	(45,299)
Other income (expense), net	320	(310)	1,028	(2,283)	(548)	(1,793)
Income (loss) from continuing operations before income taxes	(299,778)	(220,010)	(185,840)	(26,727)	434,560	(297,795)
Income tax (expense) benefit	(105,239)	(3,604)	17,855	(17,553)	3,302	(105,239)
Income (loss) from continuing operations	(405,017)	(223,614)	(167,985)	(44,280)	437,862	(403,034)
Loss from discontinued operations, net of income taxes	—	—	—	(1,983)	—	(1,983)
Net income (loss)	$(405,017)	$(223,614)	$(167,985)	$(46,263)	$437,862	$(405,017)

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Income
Year Ended December 31, 2010
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$—	$661,097	$1,411,589	$1,962,815	$(808,069)	$3,227,432
Cost of sales	—	582,353	1,148,655	1,847,962	(808,539)	2,770,431
Selling, general and administrative	53,363	24,286	132,840	105,260	—	315,749
Depreciation	—	3,858	30,349	16,965	—	51,172
Amortization	—	—	9,844	—	—	9,844
Equity in losses (earnings) of investees and subsidiaries	(163,413)	(80,749)	212	2,925	243,950	2,925
Reserve for (recovery of) grower receivables, net	—	—	2,148	—	—	2,148
Gain on deconsolidation of European smoothie business	—	—	—	(32,497)	—	(32,497)
Operating income (loss)	110,050	131,349	87,541	22,200	(243,480)	107,660
Interest income	—	143	1,008	4,381	—	5,532
Interest expense	(43,010)	(13,206)	(37)	(805)	—	(57,058)
Other income (expense), net	(11,285)	45,127	(31,209)	111	145	2,889
Income (loss) from continuing operations before income taxes	55,755	163,413	57,303	25,887	(243,335)	59,023
Income tax (expense) benefit	1,600	(56,874)	(28,765)	(2,971)	88,610	1,600
Income (loss) from continuing operations	57,355	106,539	28,538	22,916	(154,725)	60,623
Loss from discontinued operations, net of income taxes	—	—	—	(3,268)	—	(3,268)
Net income (loss)	$57,355	$106,539	$28,538	$19,648	$(154,725)	$57,355